Note 15 - Investment in Subsidiaries - Associate and Joint Venture Undertaking (Details)	12 Months Ended
	Jun. 30, 2022
VivoPower Philippines Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%
Registered address	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street, E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila
VivoPower RE Solutions Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%	[1]
Registered address	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street, E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila	[1]
V.V.P. Holdings Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	40.00%
Registered address	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street, E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street, E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila
Tembo 4x4 eLV BV [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	Marinus van Meelweg 20, 5657 EN, Eindhoven, Netherlands
FD 4x4 Centre B.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	Marinus van Meelweg 20, 5657 EN, Eindhoven, Netherlands

[1]	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.